Related parties (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Short-term employee benefits	R$ 10,482	R$ 10,786	R$ 4,685
Share-based compensation plan	7,532	9,640	8,305
Total key management personnel compensation expenses	R$ 18,014	R$ 20,426	R$ 12,990